THE ADVISORS’ INNER CIRCLE FUND II	PMV
ADAPTIVE RISK PARITY ETF
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 80.1%

	Shares	Fair Value
Domestic Equity — 57.4%
Invesco QQQ Trust, Series 1	7,845	$4,432,503
Vanguard FTSE Developed Markets ETF	265,717	14,938,610
Vanguard FTSE Emerging Markets ETF	69,633	3,467,723
Vanguard S&P 500 ETF	3,034	1,762,815
		24,601,651
Domestic Fixed Income — 13.1%
iShares Short Treasury Bond ETF	50,938	5,624,064

Domestic Commodity — 9.6%
Harbor Commodity All Weather Strategy ETF	168,338	4,135,055

Total Exchange-Traded Funds
(Cost $33,282,719)		34,360,770

CLOSED-END FUND — 19.8%
Sprott Physical Gold Trust*	337,675	8,499,280

Total Closed-End Fund
(Cost $6,659,016)		8,499,280

Total Investments - 99.9%
(Cost $39,941,735)		$42,860,050

Percentages are based on Net Assets of $42,884,701.

*	Non-income producing security.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard & Poor’s

PMV-QH-001-0600